Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock (Note 12) [Member]	Capital Surplus (Note 12) [Member]	Legal Reserve (Note 12) [Member]	Retained Earnings (Note 12) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (Note 12) [Member]	Noncontrolling Interests [Member]
Balance at beginning of year at Mar. 31, 2009		¥ 258,740	¥ 1,217,764	¥ 92,726	¥ 2,479,416	¥ (594,377)	¥ (670,289)	¥ 428,601
Sale of treasury stock			(8)				31
Equity transactions with noncontrolling interests and others (Note 21)	8,240		(8,240)					(2,402)
Transfer from retained earnings				581
Net income (loss) attributable to Panasonic Corporation	(103,465)				(103,465)
Cash dividends to Panasonic Corporation shareholders					(25,883)
Transfer to legal reserve					(581)
Other comprehensive income (loss), net of tax (Note 13)						146,145
Repurchase of common stock							(72)
Cash dividends paid to noncontrolling interests								(14,619)
Acquisition transaction								532,360
Net income (loss) attributable to noncontrolling interests	(67,202)							(67,202)
Net income (loss)	(170,667)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(9,819)							1,238
Unrealized holding gains (losses) of available-for-sale securities	53,641							2,378
Unrealized gains (losses) of derivative instruments	6,229							68
Pension liability adjustments								6,863
Pension liability adjustments	106,641
Comprehensive loss	(13,975)
Comprehensive loss attributable to noncontrolling interests	(56,655)
Comprehensive income (loss) attributable to Panasonic Corporation	42,680
Balance at end of year at Mar. 31, 2010		258,740	1,209,516	93,307	2,349,487	(448,232)	(670,330)	887,285
Sale of treasury stock			(9)				26
Equity transactions with noncontrolling interests and others (Note 21)	109,326		(109,326)			(5,885)		(474,758)
Transfer from retained earnings				891
Net income (loss) attributable to Panasonic Corporation	74,017				74,017
Cash dividends to Panasonic Corporation shareholders					(20,704)
Transfer to legal reserve					(891)
Other comprehensive income (loss), net of tax (Note 13)						(171,183)
Repurchase of common stock							(432)
Cash dividends paid to noncontrolling interests								(12,583)
Net income (loss) attributable to noncontrolling interests	11,580							11,580
Net income (loss)	85,597
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(107,779)							(21,764)
Unrealized holding gains (losses) of available-for-sale securities	(24,422)							(1,633)
Unrealized gains (losses) of derivative instruments	962							(26)
Pension liability adjustments								(758)
Pension liability adjustments	(64,125)
Comprehensive loss	(109,767)
Comprehensive loss attributable to noncontrolling interests	(12,601)
Comprehensive income (loss) attributable to Panasonic Corporation	(97,166)
Balance at end of year at Mar. 31, 2011	2,946,335	258,740	1,100,181	94,198	2,401,909	(625,300)	(670,736)	387,343
Sale of treasury stock			(1,752)		(166,334)		424,154
Equity transactions with noncontrolling interests and others (Note 21)	(19,101)		19,101			(838)		(283,711)
Transfer from retained earnings				314
Net income (loss) attributable to Panasonic Corporation	(772,172)				(772,172)
Cash dividends to Panasonic Corporation shareholders					(21,912)
Transfer to legal reserve					(314)
Other comprehensive income (loss), net of tax (Note 13)						(109,017)
Repurchase of common stock							(436)
Cash dividends paid to noncontrolling interests								(11,642)
Net income (loss) attributable to noncontrolling interests	(43,972)							(43,972)
Net income (loss)	(816,144)
Other comprehensive income (loss), net of tax (Note 13):
Translation adjustments	(19,887)							1,059
Unrealized holding gains (losses) of available-for-sale securities	(3,476)							(151)
Unrealized gains (losses) of derivative instruments	(6,018)
Pension liability adjustments								(1,146)
Pension liability adjustments	(79,874)
Comprehensive loss	(925,399)
Comprehensive loss attributable to noncontrolling interests	(44,210)
Comprehensive income (loss) attributable to Panasonic Corporation	(881,189)
Balance at end of year at Mar. 31, 2012	¥ 1,977,566	¥ 258,740	¥ 1,117,530	¥ 94,512	¥ 1,441,177	¥ (735,155)	¥ (247,018)	¥ 47,780